Annual Total Returns- JPMorgan Investor Growth and Income Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Investor Growth and Income Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.19%)	13.56%	20.45%	7.18%	(0.90%)	7.75%	16.97%	(6.15%)	21.10%	17.50%